SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)											3 Months Ended			6 Months Ended			12 Months Ended
	Apr. 16, 2021	Apr. 13, 2021	Feb. 10, 2021	Feb. 08, 2021	Aug. 17, 2020	Jun. 04, 2020	Jun. 04, 2020	May 28, 2020	Apr. 28, 2020	Dec. 10, 2018	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2021		Dec. 31, 2020	Jun. 30, 2021		Jun. 30, 2020		May 04, 2021
Short-term Debt [Line Items]
Total notes payable											$ 240,034			$ 240,034			$ 470,108		$ 959,630
Debt instrument interest rate																					5.00%
Proceeds from notes payable																	288,000		187,333
Notes payable current											93,144			93,144			323,218		20,469
Notes payable net of current											$ 146,890			146,890			146,890		167,459
Proceeds from debt														$ 156,248		$ 463,600	5,219,431		$ 1,116,800
Accrued interest																	$ 1,542,270
Common Stock, Par or Stated Value Per Share											$ 0.01			$ 0.01			$ 0.01		$ 0.01
Gain (Loss) on Extinguishment of Debt											$ (166,625)			$ (115,197)		$ 31,270	$ 149,748		$ (363,319)
Judgement Settlement Agreement [Member]
Short-term Debt [Line Items]
Debt Instrument, Annual Principal Payment										$ 195,000
Judgment Settlement Agreement [Member]
Short-term Debt [Line Items]
Total notes payable										195,000
Debt instrument interest rate		10.00%			10.00%
Debt instrument, periodic payment										$ 15,000
Debt instrument maturity date		Apr. 13, 2022			Aug. 17, 2021
Principal amount of promissory note		$ 300,000			$ 300,000
Common Stock, Par or Stated Value Per Share		$ 0.01			$ 0.01
Notes Payable One [Member]
Short-term Debt [Line Items]
Total notes payable											33,751	[1]		33,751	[1]		33,680	[1],[2]	33,388	[2]
Notes Payable Two [Member]
Short-term Debt [Line Items]
Total notes payable											163,081	[3]		163,081	[3]		160,393	[3],[4]	$ 154,540	[4]
Paycheck Protection Program (PPP Loan) [Member] | Notes Payable One [Member]
Short-term Debt [Line Items]
Total notes payable									$ 33,333
Debt instrument interest rate									1.00%
Debt instrument, periodic payment									$ 1,876
Debt instrument maturity date									Apr. 28, 2022
Notes payable current											33,751			33,751
Economic Injury Disaster Loan [Member] | Notes Payable Two [Member]
Short-term Debt [Line Items]
Total notes payable								$ 150,000
Debt instrument interest rate								3.75%
Debt instrument, periodic payment								$ 731
Debt instrument maturity date								May 28, 2050
Proceeds from notes payable						$ 4,000	$ 4,000
Notes payable current											16,191			16,191			13,503
Notes payable net of current											146,890			146,890			146,890
Twelve Percentage Promissory Note [Member] | Accredited Investors [Member] | Securities Purchase Agreement with Power Up Lending Group [Member]
Short-term Debt [Line Items]
Debt instrument interest rate				12.00%
Debt instrument, periodic payment			$ 50,715
Debt instrument maturity date				Feb. 08, 2022
Principal amount of promissory note				$ 362,250
Debt original issue discount				47,250
Proceeds from debt			288,000
Payment to reimburse amount			$ 27,000
Debt installments payment amount				$ 50,715
Twelve Percentage Promissory Note [Member] | Accredited Investors [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Principal amount of promissory note																	362,250
Accrued interest											101,430			101,430			43,470
Convertible debt											$ 43,202			$ 43,202			$ 276,035
Convertible Promissory Note [Member] | Commitment Shares [Member]
Short-term Debt [Line Items]
Shares of restricted stock issued				250,000
Convertible Promissory Note [Member] | Commitment Shares [Member] | Restricted Stock [Member]
Short-term Debt [Line Items]
Shares issued during period				250,000
Convertible Promissory Note [Member] | Returnable Shares [Member]
Short-term Debt [Line Items]
Shares issued during period				200,000
Convertible Promissory Note [Member] | Judgement Settlement Agreement [Member]
Short-term Debt [Line Items]
Total notes payable					$ 300,000
Debt instrument interest rate					10.00%
Debt instrument maturity date		Apr. 13, 2022
Common Stock, Par or Stated Value Per Share					$ 0.01
Repayments of Debt	$ 235,000
Gain (Loss) on Extinguishment of Debt	$ 549,026

[1]	effective April 28, 2020, the Company entered into a promissory note with an approved lender in the principal amount of $33,333. The note was approved under the provisions of the Coronavirus, Aid, Relief and Economic Security Act (the “CARES Act”) and the terms of the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program. The note accrues interest for the first six months following the issuance date at a rate of 1% per annum, (increasing to 6% per annum upon the occurrence of an Event of Default (as defined in the note)), and beginning November 28, 2020, requires 18 monthly payments of $1,876 each, consisting of principal and interest until paid in full on April 28, 2022. Subsequent to issuance, the first payment due date was extended. The note may be prepaid by the Company at any time prior to the maturity date with no prepayment penalties. Additionally, any portion of the note up to the entire principal and accrued interest balance may be forgiven in the event the Company satisfies certain requirements as determined by the CARES Act. The Company has applied for forgiveness and expects to satisfy the requirements for forgiveness of the entire principal and accrued interest balance. The Company is awaiting receipt of approval of its requested forgiveness from the SBA through its treasury partner. At December 31, 2021, $33,751 was recorded as a current liability within notes payable with the consolidated balance sheets.
[2]	effective April 28, 2020, the Company entered into a promissory note with an approved lender in the principal amount of $33,333. The note was approved under the provisions of the Coronavirus, Aid, Relief and Economic Security Act (the “CARES Act”) and the terms of the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program. The note accrues interest for the first six months following the issuance date at a rate of 1% per annum, (increasing to 6% per annum upon the occurrence of an Event of Default (as defined in the note)), and beginning November 28, 2020, requires 18 monthly payments of $1,876 each, consisting of principal and interest until paid in full on April 28, 2022. Subsequent to issuance, the first payment due date was extended. The note may be prepaid by the Company at any time prior to the maturity date with no prepayment penalties. Additionally, any portion of the note up to the entire principal and accrued interest balance may be forgiven in the event the Company satisfies certain requirements as determined by the CARES Act. The Company has applied for forgiveness and expects to satisfy the requirements for forgiveness of the entire principal and accrued interest balance. The Company is awaiting receipt of approval of its requested forgiveness from the SBA through its treasury partner. At June 30, 2021, $33,680 was recorded as a current liability within notes payable with the consolidated balance sheets.
[3]	effective May 28, 2020, the Company entered into a promissory note and security agreement with the U.S. Small Business Administration (“SBA”) in the principal amount of $
[4]	effective May 28, 2020, the Company entered into a promissory note and security agreement with the U.S. Small Business Administration (“SBA”) in the principal amount of $150,000. The note was approved under the provisions of the Coronavirus, Aid, Relief and Economic Security Act (the “CARES Act”) and the terms of the COVID-19 Economic Injury Disaster Loan (“EIDL”) program of the U.S. Small Business Administration’s EIDL Program. The note accrues interest at a rate of 3.75% per annum, and beginning May 28, 2021, requires monthly payments of $731 each, consisting of principal and interest until paid in full on May 28, 2050. Subsequent to issuance, the SBA extended the first payment due date to 24 months from the date of the note. The note may be prepaid by the Company at any time prior to the maturity date with no prepayment penalties. Additionally, this promissory note is collateralized by certain of the Company’s property as specified within the security agreement. Furthermore, on June 4, 2020, the Company received $4,000 from the SBA, which it is currently working to obtain details from the SBA regarding this amount. As such, at June 30, 2020, the Company recorded this amount as a current liability. At June 30, 2021, $13,503 was recorded as a current liability within notes payable and $146,890 was recorded as a long-term liability within notes payable, net of current portion with the consolidated balance sheets.